Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Short-term Debt [Line Items]
Schedule of Long-Term Debt	The following table is a summary of our outstanding long-term debt at September 30, 2025 and December 31, 2024:

	At September 30, 2025	At December 31, 2024
Fixed Rate Senior Secured Notes (a):
Total U.S. dollar-denominated fixed rate senior secured notes (b)	$15,895	$14,395
Euro-denominated fixed rate senior secured notes:
3.50% Senior Notes due May 15, 2031 measured at issuance (c)	542	542
3.625% Senior Notes due June 15, 2034 measured at issuance (d)	805	—
Euro Notes remeasurement adjustments (e)	61	(24)

Total euro-denominated fixed rate senior secured notes	1,408	518

Canadian dollar-denominated fixed rate senior secured notes:
4.20% Senior Notes due October 1, 2035 measured at issuance (f)	361	—
CAD Notes remeasurement adjustments (g)	(2)	—

Total Canadian dollar-denominated fixed rate senior secured notes	359	—

Total fixed rate senior secured notes	17,662	14,913

Variable Rate Unsecured Debt:
$ 500 M Credit Facility due February 21, 2027	480	480

Total long-term debt	18,142	15,393
Unamortized discount, premium and debt issuance costs	(184)	(159)

Total carrying amount of long-term debt	$17,958	$15,234

(a)	Our senior secured notes are secured equally and ratably by a first priority lien on certain transmission and distribution assets. See “Deed of Trust” below for additional information.
(b)	See the following table for details of our outstanding U.S. dollar-denominated fixed rate senior secured notes.
(c)
In May 2024, we issued the 2031 Euro Notes. Our euro-denominated fixed rate payment obligations under the 2031 Euro Notes were effectively converted to U.S. dollar-denominated fixed rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are intended to mitigate foreign currency exchange rate risk associated with the interest and principal payments on the 2031 Euro Notes that are due in euros. In consideration of the effect of cross-currency swaps, the U.S. dollar principal amount due on the 2031 Euro Notes at maturity will be $542 million, and the all-in
U.S. dollar fixed rate coupon on the 2031 Euro Notes is 5.371%.

(d)
In June 2025, we issued the 2034 Euro Notes. Our euro-denominated fixed rate payment obligations under the 2034 Euro Notes were effectively converted to U.S. dollar-denominated fixed rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are intended to mitigate foreign currency exchange rate risk associated with the interest and principal payments on the 2034 Euro Notes that are due in euros. In consideration of the effect of cross-currency swaps, the U.S. dollar principal amount due on the 2034 Euro Notes at maturity will be $805 million, and the all-in
U.S. dollar fixed rate coupon on the 2034 Euro Notes is 5.4405%.

(e)
The remeasurement of the Euro Notes at September 30, 2025, was calculated based on the exchange rate of €1.00 to $1.1736. The remeasurement at December 31, 2024, which applied solely to the 2031 Euro Notes, was calculated based on the exchange rate of €1.00 to $1.0357.

(f)
On September 26, 2025, we issued the CAD Notes. Our Canadian dollar-denominated fixed rate payment obligations under the CAD Notes were effectively converted to U.S. dollar-denominated fixed rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are intended to mitigate foreign currency exchange rate risk associated with the interest and principal payments on the CAD Notes that are due in Canadian dollars. In consideration of the effect of cross-currency swaps, the U.S. dollar principal amount due on the CAD Notes at maturity will be $361 million, and the all-in
U.S. dollar fixed rate coupon on the CAD Notes is 5.022%.

(g)	The remeasurement of the CAD Notes at September 30, 2025, was calculated based on the exchange rate of C$1.00 to $0.7182.

The following table is a summary of our long-term debt at December 31, 2024 and 2023:

	At December 31,
	2024	2023
Fixed Rate Senior Secured Notes:
Total U.S. dollar-denominated fixed rate senior secured notes	$14,395	$13,445
Euro-denominated fixed rate senior secured notes:
Euro Notes measured at issuance (a)	542	—
Remeasurement adjustment at December 31, 2024 (b)	(24)	—

Total euro-denominated fixed rate senior secured notes	518	—
Total fixed rate senior secured notes (c)	14,913	13,445

Variable Rate Unsecured Debt:
$500M Credit Facility due February 21, 2027 (d)	480	—

Total long-term debt	15,393	13,445
Unamortized discount, premium and debt issuance costs	(159)	(151)

Total carrying amount of long-term debt	$15,234	$13,294

(a)
On May 21, 2024, we issued the Euro Notes. Our euro-denominated fixed rate payment obligations under the Euro Notes were effectively converted to U.S. dollar-denominated fixed-rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are expected to mitigate foreign currency exchange rate risk associated with the interest and principal payments on the Euro Notes that are due in euros. In consideration of the effect of cross-currency swaps, the U.S. dollar principal amount due on the Euro Notes at maturity will be $542 million and the all-in
U.S. dollar fixed-rate coupon on the Euro Notes is 5.371%.

(b)	The remeasurement was calculated based on the exchange rate of €1.00 to $1.0357 on December 31, 2024.
(c)	Our senior secured notes are secured equally and ratably by a first priority lien on certain transmission and distribution assets. See “Deed of Trust” below for additional information.
(d)	Amounts borrowed under the $500M Credit Facility are unsecured. See “$500M Credit Facility” below for additional information.

Schedule of Fixed Rate Senior Secured Notes
At September 30, 2025 and December 31, 2024, our outstanding U.S. dollar-denominated fixed rate senior secured notes consisted of the following:

	At September 30, 2025	At December 31, 2024
U.S. Dollar-denominated Fixed Rate Senior Secured Notes:
2.95% Senior Notes due April 1, 2025 (a)	$—	$350
0.55% Senior Notes due October 1, 2025 (b)	—	450
3.86% Senior Notes, Series A, due December 3, 2025 (c)	174	174
3.86% Senior Notes, Series B, due January 14, 2026 (c)	38	38
5.50% Senior Notes, Series C, due May 1, 2026 (c)	200	200
4.50% Senior Secured Notes due March 20, 2027	500	—
4.30% Senior Notes due May 15, 2028	600	600
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
5.00% Senior Notes, Series F, due May 1, 2029	100	100
5.15% Senior Notes, Series H, due May 1, 2029	250	—
4.65% Senior Notes due November 1, 2029	650	550
2.75% Senior Notes due May 15, 2030	700	700
5.34% Senior Notes, Series D, due May 1, 2031	100	100
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	400
4.55% Senior Notes due September 15, 2032	700	700
7.25% Senior Notes due January 15, 2033	323	323
5.65% Senior Notes due November 15, 2033	800	800
5.59% Senior Notes, Series I, due May 1, 2034	150	—
5.35% Senior Secured Notes due April 1, 2035	650	—
5.45% Senior Notes, Series E, due May 1, 2036	100	100
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes due June 1, 2049	500	500
3.10% Senior Notes due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	400
4.95% Senior Notes due September 15, 2052	900	900
5.35% Senior Notes due October 1, 2052	300	300
5.49% Senior Notes, Series G, due May 1, 2054	50	50
5.55% Senior Notes due June 15, 2054	750	750
5.80% Senior Secured Notes due April 1, 2055	650	—

Total U.S. dollar-denominated fixed rate senior secured notes	$15,895	$14,395

(a)	In March 2025, we repaid the entire $350 million aggregate principal amount of our 2.95% Senior Secured Notes due 2025 (the 2.95% 2025 Notes) that were redeemed in full.
(b)
In March 2025, we extinguished all of our 0.55% Senior Secured Notes due 2025 (the 0.55% 2025 Notes), of which $450 million aggregate principal amount was outstanding. The 0.55% 2025 Notes matured on October 1, 2025. Pursuant to the terms of the indenture and officer’s certificate governing the 0.55% 2025 Notes, we irrevocably deposited with the trustee cash and U.S. Treasury Notes in an amount sufficient for defeasance of the 0.55% 2025 Notes, whereby our indebtedness in respect of the 0.55% 2025 Notes was satisfied and discharged.

(c)
At September 30, 2025, the $174 million aggregate principal amount of our 3.86% Senior Secured Notes, Series A, due December 3, 2025, $38 million aggregate principal amount of our 3.86% Senior Secured Notes, Series B, due January 14, 2026 and $200 million aggregate principal amount of our 5.50% Senior Secured Notes, Series C, due May 1, 2026 are due within the next 12 months. At September 30, 2025, in accordance with ASC
470-10
“Debt,” our intent to refinance such debt on a long-term basis and our ability to refinance the obligation through the then-available capacity of the AR Facility, the $500M Credit Facility and the $1B Credit Facility resulted in these senior notes due within the next 12 months being classified as long-term debt, noncurrent.

At December 31, 2024 and 2023, our outstanding U.S. dollar-denominated fixed rate senior secured notes consisted of the following:

	At December 31,
	2024	2023
U.S. Dollar-denominated Fixed Rate Senior Secured Notes:
2.75% Senior Notes due June 1, 2024	$—	$500
2.95% Senior Notes due April 1, 2025 (a)	350	350
0.55% Senior Notes due October 1, 2025 (a)	450	450
3.86% Senior Notes, Series A, due December 3, 2025 (a)	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
5.50% Senior Notes, Series C, due May 1, 2026	200	200
4.30% Senior Notes due May 15, 2028	600	600
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
5.00% Senior Notes, Series F, due May 1, 2029	100	—
4.65% Senior Notes due November 1, 2029	550	—
2.75% Senior Notes due May 15, 2030	700	700
5.34% Senior Notes, Series D, due May 1, 2031	100	100
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	400
4.55% Senior Notes due September 15, 2032	700	700
7.25% Senior Notes due January 15, 2033	323	323
5.65% Senior Notes due November 15, 2033	800	800
5.45% Senior Notes, Series E, due May 1, 2036	100	100
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes due June 1, 2049	500	500
3.10% Senior Notes due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	400
4.95% Senior Notes due September 15, 2052	900	900
5.35% Senior Notes due October 1, 2052	300	300
5.49% Senior Notes, Series G, due May 1, 2054	50	—
5.55% Senior Notes due June 15, 2054	750	—

Total U.S. dollar-denominated fixed rate senior secured notes	$14,395	$13,445

(a)
At December 31, 2024, the $350 million aggregate principal amount of our 2.95% Senior Secured Notes due April 1, 2025, $450 million aggregate principal amount of our 0.55% Senior Secured Notes due October 1, 2025 and $174 million aggregate principal amount of our 3.86% Senior Secured Notes due December 3, 2025 are due within the next 12 months. At December 31, 2024, in accordance with ASC
470-10
“Debt,” our intent to refinance such debt on a long-term basis and our ability to refinance the obligation through the then-available capacity of the AR Facility and the $500M Credit Facility and subsequent issuance of senior secured notes and available capacity of the $1B Credit Facility entered on February 20, 2025, resulted in these senior notes due within the next 12 months being classified as long-term debt, noncurrent.

Summary of Long-Term Borrowing Capacities

	At September 30, 2025	At December 31, 2024
Available unused borrowing capacity under AR Facility	$500	$500
Available unused borrowing capacity under the $500M Credit Facility	20	20
Available unused borrowing capacity under the $1B Credit Facility	1,000	—

Total available unused long-term borrowing capacity	$1,520	$520

Summary of Activity Under AR Facility
The following table summarizes the activity under the AR Facility in the nine months ended September 30, 2025:

Borrowing (Repayment) Amounts
Balance at December 31, 2024	$—
Borrowing on January 30, 2025	300
Repayment on March 20, 2025	(300)
Borrowing on May 29, 2025	210
Repayment on June 17, 2025	(210)

Balance at September 30, 2025	$—

Schedule of long-term debt maturities
Long-term debt maturities at December 31, 2024, are as follows:

Years	Amounts (a)
2025	$974
2026	238
2027	480
2028	1,250
2029	968
Thereafter	11,483

Total	$15,393

(a)	Excludes debt discounts, debt premiums and debt issuance costs, but includes the remeasurement adjustment related to the Euro Notes.

Revolving $500 Million Credit Facility [Member]
Short-term Debt [Line Items]
Summary of Activity Under AR Facility
The following table summarizes the activity under the $500M Credit Facility in 2024:

Borrowing (Repayment) Amounts
Borrowing on February 28, 2024	$220
Borrowing on March 28, 2024	280
Repayment on December 30, 2024	(20)

Balance at December 31, 2024	$480

AR Facility [Member]
Short-term Debt [Line Items]
Summary of Activity Under AR Facility
The following table summarizes the activity under the AR Facility in 2024:

Borrowing (Repayment) Amounts
Balance at December 31, 2023	$—
Borrowing on January 30, 2024	300
Borrowing on April 29, 2024	100
Repayment on May 21, 2024	(400)
Borrowing on June 27, 2024	140
Borrowing on August 30, 2024	235
Borrowing on September 30, 2024	125
Repayment on November 13, 2024	(500)

Balance at December 31, 2024	$—